Fair Value Measurement - Schedule of Summarizes the Activities Related to Fair Value of the Warrants (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Summarizes the Activities Related to Fair Value of the Warrants [Line Items]
Fair value of warrants at beginning of the year (Level 3)		¥ 24,377
Fair Value of warrants as of June 30, 2026 (Level 3)	$ 2,294	15,558	¥ 24,377
Level 3 [Member]
Schedule of Summarizes the Activities Related to Fair Value of the Warrants [Line Items]
Fair value of warrants at beginning of the year (Level 3)		24,377	68,556
Exercised		(3,429)	(15,080)
Change in fair value		(4,621)	(28,024)
Effect of exchange rate changes		(769)	(1,075)
Fair Value of warrants as of June 30, 2026 (Level 3)		¥ 15,558	¥ 24,377